Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	SUBSEQUENT EVENT
Effective February 1, 2026, the Company reinstated the employer matching contributions under the Plan for eligible participants. The Company accrued a discretionary make-up contribution of approximately $36 million during 2025 related to the period in 2025 when matching contributions were temporarily paused. This amount was contributed to eligible participants on March 30, 2026.